[FRANKLIN TEMPLETON LETTERHEAD]

December 6, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:      Franklin Alternative Strategies Funds (the “Registrant”)

Initial Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”).  The Registrant is a statutory trust organized under the laws of the State of Delaware.  In addition to the Registration Statement, the Registrant has filed via EDGAR its Notification of Registration on Form N-8A.

The Registrant will operate as an open-end, management investment company, and initially intends to issue two series of shares, each with a single class of shares: (i) Franklin Pelagos Commodities Strategy Fund and (ii) Franklin Pelagos Managed Futures Strategy Fund (each a “Fund”).  Each Fund will be diversified for purposes of the 1940 Act.  Beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.  Only certain “accredited investors” within the meaning of Section D under the Securities Act, including other investment companies, may invest in the Registrant.

Questions related to this filing should be directed to Kenneth L. Greenberg, Esquire at (215) 564-8149 or, in his absence, to Steven J. Gray, Esquire at (650) 312-2018.

Very truly yours,

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

/s/DAVID P. GOSS

David P. Goss

Vice President